Cash Generated from Operations - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Profit/(loss)	£ 408	£ (2,335)	£ 823
Adjustments for:
Income tax	13	(222)	(24)
Depreciation	90	95	75
Amortisation and impairment of acquired intangibles and goodwill	138	2,733	1,051
Amortisation of software	85	84	74
Net finance costs	30	60	29
Share of results of joint ventures and associates	(78)	(97)	(68)
Profit on disposal of subsidiaries, associates, investments and fixed assets	(116)	40	(1,194)
Net foreign exchange adjustment from transactions	(26)	43	22
Share-based payment costs	33	22	26
Pre-publication	(35)	(19)	(57)
Inventories	24	17	10
Trade and other receivables	133	156	(99)
Trade and other liabilities	6	61	(80)
Retirement benefit obligations	(232)	(106)	(57)
Provisions for other liabilities and charges	(11)	(10)	(13)
Net cash generated from operations	£ 462	£ 522	£ 518